UNIT-BASED COMPENSATION - Unit-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation	$ 4,696
Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation	4,696	$ 2,999	$ 269
SMP Net Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation expense	$ 300	800	900
DFW Net Profit Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash compensation expense		$ 17	$ 700